Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (4,644)	$ 1,219,059	$ (46,064)
General and administrative costs paid through issuance of Class B Ordinary Shares			4,644
General and administrative costs paid through promissory note – related party			41,420
Payment of operation costs through promissory note	(4,644)	(53,250)
Interest earned on cash and investments held in Trust Account		(3,097,832)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		25,956
Accounts payable and accrued expenses		1,530,114
Net cash used in operating activities		(375,953)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(230,000,000)
Net cash used in investing activities		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid		226,000,000
Proceeds from sale of Private Units		6,650,000
Repayment of promissory note – related party		(485,446)
Payment of offering costs		(701,417)
Net cash provided by financing activities		231,463,137
Net Change in Cash		1,087,184
Cash – Beginning of period
Cash – End of period		1,087,184
Noncash investing and financing activities:
Offering costs included in accrued offering costs	68	79,193
Deferred offering costs paid by Sponsor in exchange for the issuance of Class B Ordinary Shares	5,364		14,343
Prepaid services paid by Sponsor in exchange for the issuance of Class B Ordinary Shares			6,013
Deferred offering costs included in accrued offering costs			2,890
Deferred offering costs paid through promissory note – related party	25,000	79,848	$ 130,738
Deferred offering costs paid through prepayment		188,440
Prepaid services contributed by Sponsor in exchange for issuance of Class B Ordinary Shares	14,992
Accretion for Class A Ordinary Shares to redemption amount		$ 10,033,889